Other Current Assets	12 Months Ended
Dec. 31, 2025
Other Current Assets [Abstract]
OTHER CURRENT ASSETS	NOTE 4 - OTHER CURRENT ASSETS
	As of December 31,
	2025	2024

Prepaid expenses	$61	$88
Government authorities	31	24
Others	188	83
	$280	$195